Convertible loans - Valuation of Derivative (Details)		9 Months Ended
	May 19, 2020 $ / shares	Sep. 30, 2023 period $ / shares
Initial Public Offering
Disclosure of detailed information about borrowings [line items]
Offering price per share (in USD per share)	$ 19.00
Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Conversion percentage		130.00%
Written put options (in USD per share) | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		24.70
Written put options (in USD per share) | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		28.07
Forced Conversion Price (in USD per share) | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		67.93
Forced Conversion Price (in USD per share) | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		77.19
Share Price (in USD per share) | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		10.33
Share Price (in USD per share) | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		10.33
Risk Free, Interest Rate | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.032
Risk Free, Interest Rate | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.032
Expected Volatility | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.85
Expected Volatility | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.85
Expected Term | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period		32.5
Expected Term | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period		32.5
Dividend yield | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0
Dividend yield | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0
Recovery Rate [Member] | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.05
Recovery Rate [Member] | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.05
Implied Bond Yield [Member] | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.120
Implied Bond Yield [Member] | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.120